LOANS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2022
LOANS RECEIVABLE, NET
LOANS RECEIVABLE, NET

5.           LOANS RECEIVABLE, NET

Loans receivable consists of the following:

	December 31,	December 31,
	2021	2022
	RMB	RMB
Loans receivable	13,652,723	19,942,075
Less allowance for loan losses	(948,893)	(1,457,419)
Loans receivable, net	12,703,830	18,484,656

As of December 31, 2021 and 2022, the accrued interest receivables are RMB86,144 and RMB177,767 ( net of allowance RMB5,987 and RMB12,992, respectively ), which is recorded under loans receivable.

The following table presents the aging of loans as of December 31, 2021 and 2022:

	0-30 days	31-60 days	over 60 days	Total amount
	past due	past due	past due	past due	Current	Total loans
December 31, 2021 (RMB)	113,771	87,171	—	200,942	13,451,781	13,652,723
December 31, 2022 (RMB)	171,636	126,801	—	298,437	19,643,638	19,942,075

The Group has not recorded any financing income on an accrual basis for the loans that are past due for more than 60 days in 2022 (60 days in 2021). Loans are returned to accrual status if they are brought to non-delinquent status or have performed in accordance with the contractual terms for a reasonable period of time and, in the Group’s judgment, will continue to make periodic principal and interest payments as scheduled. For the years ended December 31, 2020, 2021 and 2022, the Group has charged off loans receivable of RMB637 million, RMB475 million and RMB1,102 million, respectively.

Movement of allowance for loan losses is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of year	351,639	421,767	948,893
Provision for loan losses	698,701	965,419	1,580,306
Gross write-off	(636,766)	(475,352)	(1,102,422)
Recoveries	8,193	37,059	30,642
Balance at end of year	421,767	948,893	1,457,419

The principal of loans receivable as of December 31, 2022 by year of origination is as follows:

	2022	2021	2020	Total loans

Loans receivable	19,062,058	879,975	42	19,942,075

The principal of loans receivable as of December 31, 2021 by year of origination is as follows:

	2021	2020	Total loans
Loans receivable	13,614,369	38,354	13,652,723